Investment Securities (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
The amortized cost and fair value of investment securities, by contractual maturity
Due in one year or less, Amortized Cost	$ 980,000
Due after one year through five years, Amortized Cost	7,101,000
Due after five years through ten years, Amortized Cost	60,527,000
Due after ten years, Amortized Cost	26,886,000
Amortized Cost, Total	95,494,000
Available-for-sale securities, Amortized Cost	173,190,000	145,779,000
Due in one year or less, Fair Value	1,000,000
Due after one year through five years, Fair Value	7,192,000
Due after five years through ten years, Fair Value	61,881,000
Due after ten years, Fair Value	29,252,000
Fair Value, Total	99,325,000
Available-for-sale (at fair value)	178,207,974	150,960,955
Mortgage-Backed Securities [Member]
The amortized cost and fair value of investment securities, by contractual maturity
Available-for-sale securities, Amortized Cost	77,513,000
Available-for-sale (at fair value)	78,678,000
Equity securities [Member]
The amortized cost and fair value of investment securities, by contractual maturity
Available-for-sale securities, Amortized Cost	183,000	209,000
Available-for-sale (at fair value)	$ 205,000	$ 226,000